UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.8%
Education - 17.4%
	Amherst, NY, Industrial Development Agency, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, AMBAC:
$1,000,000	5.125% due 8/1/20	$1,049,950
3,615,000	5.250% due 8/1/31	3,745,032
	Dutchess County, NY, Industrial Development Agency Civic Facility Revenue, Refunding Bard College:
1,000,000	5.000% due 8/1/19	1,029,370
2,500,000	5.000% due 8/1/46	2,393,425
	Madison County, NY, Industrial Development Agency, Civic Facilities Revenue, Colgate University Project:
2,250,000	5.000% due 7/1/23	2,302,853
2,000,000	5.000% due 7/1/33	2,011,400
	New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art:
3,100,000	5.000% due 4/1/23	3,170,866
9,000,000	5.125% due 7/1/31	9,134,550
	New York State Dormitory Authority Revenue:
291,000	7.500% due 5/15/11	320,769
1,000,000	4201 School Program, 5.000% due 7/1/18	1,017,600
3,000,000	City University of New York, Consolidated Second General Resolution, AMBAC, 5.750% due 7/1/18	3,377,730
	City University Systems:
5,825,000	FGIC-TCRS, 5.625% due 7/1/16 (a)	6,330,144
7,000,000	FSA, 6.000% due 7/1/14	7,509,880
2,000,000	Department of Education, 5.000% due 7/1/24	2,043,600
5,000,000	New School University, MBIA, 5.000% due 7/1/29	5,059,500
	New York University:
10,000,000	5.000% due 7/1/38	10,101,900
8,000,000	5.250% due 7/1/48	8,130,640
8,000,000	AMBAC, 5.000% due 7/1/32	8,127,440
	MBIA:
1,000,000	5.750% due 7/1/15	1,120,740
6,300,000	5.750% due 7/1/27	7,074,963
	Non-State Supported Debt:
	Cabrini Westchester, GNMA-Collateralized:
2,400,000	5.100% due 2/15/26	2,408,208
4,525,000	5.200% due 2/15/41	4,461,740
	Unrefunded Balance, University of Rochester, MBIA:
690,000	5.000% due 7/1/16	697,652
405,000	5.000% due 7/1/27	409,232
7,960,000	Refunding, Cornell University, 5.000% due 7/1/35	8,069,928
10,260,000	Rockefeller University, 5.000% due 7/1/28	10,368,653
1,070,000	State University, Adult Facilities, FSA, 5.750% due 5/15/17	1,218,848
3,000,000	Teachers College, MBIA, 5.000% due 7/1/22	3,078,540
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, 5.250% due 12/1/21	1,763,886
	Rensselaer County, NY, Industrial Development Agency, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,820,000	5.125% due 8/1/27	5,845,201
5,430,000	5.125% due 8/1/29	5,438,199
1,725,000	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC, 5.000% due 7/1/22	1,776,405

	Total Education	130,588,844

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Electric - 1.6%
$12,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, 6.750% due 10/1/19 (b)	$12,012,600

Hospitals - 15.7%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	1,651,703
10,000,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	9,959,900
	New York City Health & Hospital Corp. Revenue, Health System:
3,000,000	AMBAC, 5.000% due 2/15/20	3,046,380
	FSA:
1,110,000	5.000% due 2/15/22	1,136,096
3,750,000	5.125% due 2/15/23	3,853,687
	New York State Dormitory Authority Revenue:
	Bonds, FHA:
3,505,000	Hebrew Nursing Home, 6.125% due 2/1/37	3,520,071
1,500,000	Menorah Campus Nursing Home, 6.100% due 2/1/37	1,505,055
2,965,000	Wesley Garden Nursing Home, 6.125% due 8/1/35	2,966,216
3,605,000	Concord Nursing Home, GNMA, 5.500% due 2/15/30	3,687,158
17,500,000	FHA New York and Presbyterian Hospital, FSA, 5.000% due 8/15/36	17,563,000
4,740,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	4,859,590
	Municipal Health Facilities:
7,000,000	5.000% due 1/15/28	7,042,070
25,000,000	5.000% due 1/15/32	24,965,250
7,500,000	New York University Hospitals Center, 5.000% due 7/1/26	6,835,200
	Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA:
2,500,000	5.000% due 8/1/22	2,604,200
2,000,000	5.000% due 8/1/24	2,061,340
2,500,000	North Shore University Hospital, MBIA, 5.500% due 11/1/14	2,741,325
	Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20 (a)	1,051,770
1,470,000	6.500% due 8/1/25	1,543,427
70,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30	71,102
1,500,000	United Cerebral Palsy, AMBAC, 5.125% due 7/1/21	1,567,425
2,000,000	Victory Memorial Hospital, MBIA, 5.375% due 8/1/25	2,043,340
2,500,000	Willow Towers Inc., MBIA, 5.400% due 2/1/34	2,516,600
	New York State Dormitory Authority:
4,000,000	Personal Income Tax Revenue, 5.000% due 3/15/37	4,042,600
2,630,000	State Personal Income Tax Revenue, 5.000% due 3/15/23	2,749,113
840,000	New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA, 7.000% due 8/15/32	843,133
1,250,000	Syracuse, NY, IDA Revenue, James Square Association, FHA, 7.000% due 8/1/25	1,254,350

	Total Hospitals	117,681,101

Housing - 3.7%
	New York City, NY, HDC:
1,064,200	Cadman Project, FHA, 6.500% due 11/15/18	1,122,561
853,342	Kelly Project, 6.500% due 2/15/18	893,057
	MFH Revenue:
5,000,000	5.100% due 11/1/24	5,121,050
6,250,000	4.600% due 11/1/26 (b)	5,561,875
1,645,000	SONYMA, 6.100% due 11/1/19	1,692,623
8,275,000	MFH Rental Revenue, Seaview Towers, 4.600% due 7/15/26 (b)	7,370,873

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Housing - 3.7% (continued)
	New York State Mortgage Agency, Revenue, Homeowner Mortgage:
$2,145,000	4.750% due 10/1/22 (b)	$1,994,893
4,000,000	5.200% due 10/1/32 (b)	3,718,240
365,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11 (c)	365,832

	Total Housing	27,841,004

Industrial Development - 2.0%
280,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, 7.000% due 6/15/13	282,257
6,400,000	New York Liberty, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35	6,502,080
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
965,000	5.250% due 4/15/17	984,985
2,490,000	5.250% due 10/15/17	2,541,568
1,340,000	5.250% due 4/15/18	1,366,733
1,880,000	5.250% due 10/15/18	1,917,506
340,000	State Water Revolving Fund, GIC-Societe Generale, 7.250% due 6/15/10	340,714
1,710,000	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., 6.450% due 12/1/25	1,009,447

	Total Industrial Development	14,945,290

Leasing - 7.8%
	New York State Dormitory Authority Revenue:
	City University Systems:
955,000	7.500% due 7/1/10 (c)	997,211
14,000,000	Second Generation, FGIC, 5.000% due 7/1/16	14,294,140
16,925,000	Third Generation, FGIC, 5.250% due 7/1/25	17,276,194
1,500,000	School District Financing Program, MBIA, 5.750% due 10/1/17	1,630,725
	State University Educational:
2,030,000	Facilities, 5.250% due 5/15/13	2,158,905
	Facility:
5,000,000	FGIC, 5.250% due 5/15/19	5,417,700
12,110,000	FSA, 5.875% due 5/15/17 (a)	13,907,245
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,396,090

	Total Leasing	59,078,210

Local General Obligation - 2.4%
	New York City, NY, GO:
15,000,000	5.000% due 8/1/26	15,238,500
380,000	Unrefunded Balance, 5.750% due 8/1/14	402,876
	Taconic Hills, NY, School District at Craryville, FGIC, State Aid Withholding:
1,420,000	5.000% due 6/15/25	1,455,727
700,000	5.000% due 6/15/26	709,485

	Total Local General Obligation	17,806,588

Other Revenue - 5.9%
	New York City, NY:
5,000,000	HDC, MFH Revenue, 4.700% due 11/1/40 (b)	4,250,300
5,000,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 5.250% due 6/15/25	5,148,800
3,000,000	New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project RIBS, 10.461% due 7/9/08 (b)(d)(e)	3,095,280

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Other Revenue - 5.9% (continued)
$8,500,000	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, 5.000% due 6/15/32	$8,618,745
	New York State Local Assistance Corp., Refunded:
2,255,000	6.000% due 4/1/14	2,471,164
3,000,000	5.500% due 4/1/17	3,311,220
	New York State Mortgage Agency, Revenue, Homeowner Mortgage:
9,200,000	5.350% due 10/1/18 (b)	9,246,184
2,080,000	5.800% due 10/1/28 (b)	2,086,282
5,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, 5.000% due 4/1/18	5,350,350
505,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	526,579

	Total Other Revenue	44,104,904

Pre-Refunded/Escrowed to Maturity - 33.7%
	Albany, NY:
2,755,000	Industrial Development Agency, Civic Facility Revenue, St. Rose Project, AMBAC, 5.375% due 7/1/31 (f)	2,962,975
415,000	Parking Authority Revenue, 5.625% due 7/15/25 (f)	447,760
250,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (c)(g)	254,965
	MTA:
	Dedicated Tax Fund, FSA:
2,290,000	5.125% due 4/1/19 (f)	2,503,703
4,500,000	5.250% due 4/1/23 (f)	4,951,305
	New York Services Contract, Transportation Facilities:
3,000,000	5.750% due 7/1/13 (g)	3,197,790
1,000,000	MBIA/IBC, 5.500% due 7/1/17 (g)	1,126,630
5,000,000	Transit Facilities Revenue, 6.000% due 7/1/19 (f)	5,210,100
11,000,000	MTA of New York, Dedicated Tax Fund, FGIC, 5.250% due 11/15/23 (c)(f)	11,753,720
5,000,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA, 5.500% due 8/1/19 (f)	5,296,250
	New York City, NY:
2,595,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (f)	2,746,496
2,070,000	GO, 5.750% due 8/1/14 (f)	2,219,309
	Municipal Water Finance Authority, Water & Sewer System Revenue:
1,565,000	6.000% due 6/15/33 (f)	1,677,915
16,000,000	5.500% due 6/15/33 (f)	17,003,360
990,000	Unrefunded Balance, 6.000% due 6/15/33 (f)	1,053,033
10,000,000	TFA Revenue, 5.500% due 11/1/29 (f)	10,622,400
20,000,000	Transit Authority, MTA, AMBAC, 5.250% due 1/1/29 (c)(f)	20,985,400
1,655,000	Trust Cultural Resource Revenue, AMBAC, American Museum of Natural History, 5.250% due 7/1/17 (f)	1,729,475
	New York State Dormitory Authority Revenue:
324,000	7.500% due 5/15/11 (f)	344,483
6,000,000	City University Systems, 4th Generation, 5.250% due 7/1/31 (f)	6,367,920
	Court Facilities, City of New York Issue:
5,000,000	6.000% due 5/15/39 (f)	5,357,150
3,000,000	AMBAC, 5.750% due 5/15/30 (f)	3,200,730
2,320,000	Mental Health Services Facilities, FSA, 5.250% due 8/15/30 (f)	2,444,282
30,000	State Supported Debt, Mental Health Services Facilities Improvement, FSA, 5.250% due 8/15/30 (f)	31,607
	State University Dormitory Facility, FGIC:
1,000,000	5.500% due 7/1/26 (f)	1,069,900
1,000,000	5.500% due 7/1/27 (f)	1,069,900
12,000,000	5.100% due 7/1/31 (f)	12,702,480

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 33.7% (continued)
	State University Educational Facility:
$12,750,000	FGIC, 5.000% due 5/15/27 (f)	$13,666,725
5,000,000	FSA, 5.500% due 5/15/30 (f)	5,316,650
7,030,000	MBIA, 5.000% due 5/15/16 (f)	7,337,914
	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
295,000	5.250% due 4/15/17 (f)	305,971
400,000	5.250% due 4/15/18 (f)	414,876
4,980,000	Correctional Facilities Service Contract, AMBAC, 5.000% due 6/15/16 (g)	5,036,075
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
4,000,000	5.500% due 4/1/18 (f)	4,236,080
	FGIC:
15,000,000	5.000% due 4/1/19 (f)	15,510,150
3,410,000	5.000% due 4/1/19 (f)	3,615,930
2,000,000	5.000% due 4/1/20 (f)	2,120,780
2,500,000	5.000% due 4/1/21 (f)	2,650,975
	New York State Urban Development Corp., Revenue, Correctional Facilities Service Contract:
6,600,000	AMBAC, 6.000% due 1/1/29 (f)	6,803,940
18,400,000	FSA, 5.250% due 1/1/30 (f)	19,392,312
4,505,000	North Hempstead, NY, GO, FGIC, 5.000% due 9/1/22 (f)	4,687,858
750,000	Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue, Syracuse Home Association Project, 5.200% due 12/1/18 (f)	775,590
3,740,000	Puerto Rico Public Financial Corp., 5.500% due 8/1/29 (f)	3,976,443
	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC:
2,000,000	5.375% due 12/1/19 (f)	2,122,440
3,000,000	5.450% due 12/1/29 (f)	3,186,750
2,390,000	5.625% due 7/1/31 (f)	2,609,235
	Triborough Bridge & Tunnel Authority:
4,200,000	5.375% due 1/1/19 (f)	4,665,486
3,500,000	5.250% due 1/1/28 (f)	3,856,615
10,125,000	GO, 5.500% due 1/1/30 (f)	11,391,131
1,000,000	Yonkers, NY, GO, State Aid Withholding, FGIC, 5.000% due 6/1/19 (f)	1,038,430

	Total Pre-Refunded/Escrowed to Maturity	253,049,394

Resource Recovery - 0.3%
1,065,000	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, 6.150% due 4/1/21 (b)	1,054,691
1,000,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA, 6.000% due 5/15/15	1,083,060

	Total Resource Recovery	2,137,751

State General Obligation - 0.2%
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, MBIA, 5.500% due 7/1/16	1,326,263

Transportation - 3.4%
335,000	Albany, NY, Parking Authority Revenue, 5.625% due 7/15/25	361,525
10,000,000	MTA, New York Revenue, MBIA, 5.000% due 11/15/35	9,984,600
10,000,000	Port Authority of New York & New Jersey, Construction 149th, AMBAC, 5.000% due 11/15/27	10,308,800
5,200,000	Triborough Bridge & Tunnel Authority, MBIA/IBC, 5.250% due 11/15/30	5,341,388

	Total Transportation	25,996,313

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 3.7%
$14,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	$14,092,540
	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
2,750,000	FSA, 5.000% due 6/15/29	2,784,045
2,375,000	MBIA, 5.000% due 6/15/15	2,400,579
65,000	New York State Environmental Facilities Corp., State Water Revolving Fund, 7.500% due 6/15/12	68,542
8,000,000	Onondaga County, NY, IDA, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (b)	8,609,519

	Total Water & Sewer	27,955,225

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $706,603,397)	734,523,487

SHORT-TERM INVESTMENTS - 1.2%
Education - 0.2%
1,485,000	New York State Dormitory Authority Revenue, Cornell University, SPA-JPMorgan Chase, 1.250%, 7/3/08 (h)	1,485,000

Finance - 0.6%
3,400,000	New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia, 1.600%, 7/1/08 (h)	3,400,000
1,000,000	New York State LGAC, FSA, SPA-JPMorgan Chase, 1.400%, 7/2/08 (h)	1,000,000

	Total Finance	4,400,000

General Obligation - 0.2%
	New York City, NY:
1,200,000	GO, Subordinated, LOC-Bank of New York, 1.700%, 7/1/08 (h)	1,200,000
300,000	GO, LOC-Morgan Guaranty Trust, 2.380%, 7/1/08 (h)	300,000

	Total General Obligation	1,500,000

Water & Sewer - 0.2%
	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
500,000	Fiscal 2003, Subordinated, SPA-Depfa Bank PLC, 1.700%, 7/1/08 (h)	500,000
900,000	SPA-Bayerische Landesbank, 2.400%, 7/1/08 (h)	900,000

	Total Water & Sewer	1,400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,785,000)	8,785,000

	TOTAL INVESTMENTS - 99.0% (Cost - $715,388,397#)	743,308,487
	Other Assets in Excess of Liabilities - 1.0%	7,216,811

	TOTAL NET ASSETS - 100.0%	$750,525,298

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(e)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi - Family Housing
MTA	— Metropolitan Transportation Authority
RIBS	— Residual Interest Bonds
SONYMA	— State of New York Mortgage Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

S&P/Moody’s**

AAA/Aaa	35.2%
AA/ Aa	53.8
A	4.8
A-1/VMIG1	1.2
BB/Ba	0.9
BBB/Baa	0.7
CCC/Caa	0.1
NR	3.3
100%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary.

See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying and selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited)

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$743,308,487	$—	$743,308,487	$—
Other Financial Instruments*	(108,100)	(108,100)	—	—

Total	$743,200,387	$(108,100)	$743,308,487	$—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,940,533
Gross unrealized depreciation	(6,020,443)

Net unrealized appreciation	$27,920,090

At June 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	75	9/08	$8,561,431	$8,669,531	$(108,100)

Notes to Schedule of Investments (unaudited)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 26, 2008